Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net (loss) income	$ (2,096,495)	$ 1,771,836
Less: Income attributable to Class A common stock	(373,819)	(2,598,143)
Adjusted net loss attributable to Class B common stock	$ (2,470,314)	$ (826,307)
Common Class A [Member]
Weighted average shares outstanding	14,006,380	15,525,000
Basic and diluted net income (loss) per share	$ 0.03	$ 0.17
Common Class B [Member]
Weighted average shares outstanding	3,881,250	3,881,250
Basic and diluted net income (loss) per share	$ (0.64)	$ (0.21)